Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Revenue:
Service fees	$ 40,863	$ 4,589	$ 83,666	$ 10,604	$ 16,743	$ 2,799	$ 19,542	$ 103,208
Grant and rebate revenue	48,303		86,052		5,595		5,595	91,647
Sales		4,254	12,762	235,726	235,726	59,490	295,216	307,978
TOTAL REVENUE	89,166	8,843	182,480	246,330	258,064	62,289	320,353	502,833
Costs
Cost of services	39,662	3,893	86,380	5,683	5,036	1,217	6,253	92,633
Cost of sales		3,145	7,710	190,201	194,056	60,830	254,886	262,596
TOTAL COST OF REVENUE	39,662	7,038	94,090	195,884	199,092	62,047	261,139	355,229
Gross profit	49,504	1,805	88,390	50,446	58,972	242	59,214	147,604
Operating expenses
Compensation	5,518,814	658,574	9,824,287	1,774,531	2,367,313	760,276	11,223,753	21,048,040
Other operating expenses	291,559	117,479	565,903	421,699	547,353	430,573	1,278,676	1,844,579
General and administrative	1,350,076	385,814	4,242,798	1,444,758	2,321,197	2,898,198	6,053,605	10,296,403
TOTAL OPERATING EXPENSES	7,160,449	1,161,867	14,632,988	3,640,988	5,235,863	4,089,047	18,556,034	33,189,022
Loss from operations	(7,110,945)	(1,160,062)	(14,544,598)	(3,590,542)	(5,176,891)	(4,088,805)	(18,496,820)	(33,041,418)
Other income (expense)
Interest expense, net	(16,729)	(6,467)	(38,213)	(7,009)	(9,278)	(18,500)	(63,998)	(102,211)
Loss on exchange of warrants for common stock						(485,000)	(485,000)	(485,000)
Amortization of discount on convertible debt			(126,783)		(103,441)	(36,385)	(139,826)	(266,609)
Loss on settlement of accounts payable for common stock			(47,856)					(47,856)
Loss on payment convertible notes payable			(46,701)					(46,701)
Debt conversion expense	(687,286)		(687,286)					(687,286)
Provision for warrant liability	(122,000)		(309,000)					(309,000)
Gain on change in fair value of derivative liability						3,488,615	245,217	245,217
TOTAL OTHER INCOME (EXPENSE)	(826,015)	(6,467)	(1,255,839)	(7,009)	(112,719)	2,948,730	(443,607)	(1,699,446)
Loss before income taxes					(5,289,610)	(1,140,075)	(18,940,427)
Income tax provision
Net loss	(7,936,960)	(1,166,529)	(15,800,437)	(3,597,551)	(5,289,610)	(1,140,075)	(18,940,427)	(34,740,864)
Deemed dividend to Series B shareholder upon conversion to common stock and warrants	(2,831,830)		(2,831,830)					(2,831,830)
Net loss attributable to common shareholders	$ (10,768,790)	$ (1,166,529)	$ (18,632,267)	$ (3,597,551)			$ (18,940,427)	$ (37,572,694)
Net loss per common share - basic and diluted	$ (0.19)	$ (0.03)	$ (0.37)	$ (0.09)	$ (0.13)	$ (0.05)
Weighted average number of common shares outstanding - basic & diluted	55,941,419	40,996,444	50,960,584	39,850,937	40,332,688	23,898,637